Significant Accounting Policies (Details 2)	12 Months Ended
	Dec. 31, 2017
Hotel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	5.00%
Other buildings [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	2.00%
Other buildings [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	2.50%
Building operating systems [Member] | Average [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	7.00%
Others [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	6.00%	[1]
Others [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	33.00%	[1]

[1]	Consists mainly: office furniture, machinery and equipment, electronic equipment, computers and peripheral equipment.